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Jan. 29, 2008

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
ATTN: Document Control - EDGAR

RE: RiverSource of New York Variable Annuity Account ("Registrant"), Rule 497(j) filing
     File Nos. 333-91691/811-07623
     RiverSource Retirement Advisor Advantage Plus Variable Annuity RiverSource Retirement Advisor Select Plus Variable Annuity

Dear Commissioners:

Registrant certifies that the form of Supplement to the prospectus for RiverSource Retirement Advisor Advantage Plus Variable Annuity and RiverSource Retirement Advisor Select Plus Variable Annuity that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-0175 or Boba Selimovic at (612) 671-7449.

Very truly yours,


/s/ Elisabeth A. Dahl
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Elisabeth A. Dahl
Counsel